Details of expenses and products by function - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item
Classes of employee benefits expense [abstract]
Wages and salaries	€ (3,770)	€ (3,562)	€ (4,998)
Share-based payments	(3,730)	(787)	(63)
Personnel expenses	(7,499)	(4,349)	€ (5,061)
Social contribution	€ 308	€ 2
Average headcount | item	27	20	21